Summary of Principal Accounting Policies - Schedule of Significant Unobservable Inputs (Details)	Dec. 31, 2024	Dec. 31, 2023
WACC [Member]
Schedule of Significant Unobservable Inputs [Line Items]
Available-for-sale debt investment	11.00%	12.00%
Discount for lack of marketability [Member]
Schedule of Significant Unobservable Inputs [Line Items]
Available-for-sale debt investment	39.00%	35.00%
Expected volatility [Member]
Schedule of Significant Unobservable Inputs [Line Items]
Available-for-sale debt investment	43.00%	36.00%